Derivative instruments and hedging activities	6 Months Ended
Sep. 30, 2021
Derivative Instruments and Hedging Activities [Abstract]
Derivative instruments and hedging activities
3. Derivative instruments and hedging activities:
Nomura uses a variety of derivative financial instruments, including futures, forwards, options and swaps, for both trading and non-trading
purposes.
Derivatives used for trading purposes
In the normal course of business, Nomura enters into transactions involving derivative financial instruments to meet client needs, for trading purposes, and to reduce its own exposure to loss due to adverse fluctuations in interest rates, currency exchange rates and market prices of securities. These financial instruments include contractual agreements such as commitments to swap interest payment streams, exchange currencies or purchase or sell securities and other financial instruments on specific terms at specific future dates.
Nomura maintains active trading positions in a variety of derivative financial instruments. Most of Nomura’s trading activities are client oriented. Nomura utilizes a variety of derivative financial instruments as a means of bridging clients’ specific financial needs and investors’ demands in the securities markets. Nomura also actively trades securities and various derivatives to assist its clients in adjusting their risk profiles as markets change. In performing these activities, Nomura carries an inventory of capital markets instruments and maintains its access to market liquidity by quoting bid and offer prices to and trading with other market makers. These activities are essential to provide clients with securities and other capital market products at competitive prices.
Futures and forward contracts are commitments to either purchase or sell securities, foreign exchange contracts or other capital market instruments at a specific future date for a specified price and may be settled in cash or through delivery. Foreign exchange contracts include spot and forward contracts and involve the exchange of two currencies at a rate agreed by the contracting parties. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movements in market prices. Futures contracts are executed through exchanges which clear and guarantee performance of counterparties. Accordingly, credit risk associated with futures contracts is considered minimal. In contrast, forward contracts are generally negotiated between two counterparties and, therefore, are subject to counterparty risks.
Options are contracts that grant the purchaser, for a premium payment, the right to either purchase or sell a financial instrument at a specified price within a specified period of time or on a specified date from or to the writer of the option. The writer of options receives premiums and bears the risk of unfavorable changes in the market price of the financial instruments underlying the options.
Swaps are contractual agreements in which two counterparties agree to exchange certain cash flows, at specified future dates, based on an agreed contract. Certain agreements may result in combined interest rate and foreign exchange exposures. Entering into swap agreements may involve the risk of credit losses in the event of counterparty default.
To the extent these derivative financial instruments are economically hedging financial instruments or securities positions of Nomura, the overall risk of loss may be fully or partly mitigated by the hedged position.
Nomura seeks to minimize its exposure to market risk arising from its use of these derivative financial instruments through various control policies and procedures, including position limits, monitoring procedures and hedging strategies whereby Nomura enters into offsetting or other positions in a variety of financial instruments.
Derivatives used for
non-trading
purposes
Nomura’s principal objectives in using derivatives for
non-trading
purposes are to manage interest rate risk, to modify interest rate risk profile of certain financial liabilities, to manage foreign exchange risk of certain foreign currency denominated debt securities, to manage net investment exposure to fluctuations in foreign exchange rates arising from certain foreign operations and to mitigate equity price risk arising from certain stock-based compensation awards given to employees. Credit risk associated with derivatives utilized for non-trading
purposes is controlled and managed in the same way as that associated with derivatives used for trading purposes.
Nomura designates certain derivative financial instruments as fair value hedges of interest rate risk arising from specific financial liabilities and foreign currency risk arising from specific foreign currency denominated debt securities. These derivatives are effective in reducing the risk associated with the exposure being hedged and are highly correlated with changes in the fair value and foreign currency rates of the underlying hedged items, both at inception and throughout the life of the hedging relationship. Changes in fair value of the hedging derivatives are reported together with those of the hedged liabilities and assets through the consolidated statements of income within
Interest expense
and
Revenue—Other
, respectively.
Derivative financial instruments designated as hedges of the net investment in foreign operations relate to specific subsidiaries with non-Japanese
Yen functional currencies. When determining the effectiveness of net investment hedges, the effective portion of the change in fair value of the hedging derivative is determined by changes in spot exchange rates. Changes in fair value of the hedging derivatives attributable to changes in the difference between the forward rate and spot rate are excluded from the measurement of hedge effectiveness and are reported in the consolidated statements of income within
Revenue—Other
. All other movements in fair value of highly effective hedging derivatives are reported through NHI shareholders’ equity within
Accumulated other comprehensive income (loss)
.
Concentrations of credit risk for derivatives
The following tables present Nomura’s significant concentration of exposures to credit risk in OTC derivatives with financial institutions including transactions cleared through central counterparties as of March 31, 2021 and September 30, 2021. The gross fair value of derivative assets represents the maximum amount of loss due to credit risk that Nomura would incur if the counterparties of Nomura failed to perform in accordance with the terms of the instruments and any collateral or other security Nomura held in relation to those instruments proved to be of no value.

	Billions of yen
	March 31, 2021
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥13,474	¥(11,473)	¥(1,500)	¥501

	Billions of yen
	September 30, 2021
	Gross fair value of derivative assets	Impact of master netting agreements	Impact of collateral	Net exposure to credit risk
Financial institutions	¥11,375	¥(9,566)	¥(1,466)	¥343
Derivative activities
The following tables quantify the volume of Nomura’s derivative activity as of March 31, 2021 and September 30, 2021 through a disclosure of notional amounts, in comparison with the fair value of those derivatives. All amounts are disclosed on a gross basis, prior to counterparty netting of derivative assets and liabilities and cash collateral netting against net derivatives.

		Billions of yen
		March 31, 2021
		Derivative assets	Derivative liabilities
	Total Notional (1)	Fair value	Fair value (1)
Derivatives used for trading and non-trading purposes (2)(3) :
Equity contracts	¥40,396	¥1,402	¥2,229
Interest rate contracts	2,524,407	9,617	9,023
Credit contracts	38,850	455	523
Foreign exchange contracts	351,662	4,511	4,402
Commodity contracts	334	1	0

Total	¥2,955,649	¥15,986	¥16,177

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,168	¥15	¥14
Foreign exchange contracts	130	5	—

Total	¥1,298	¥20	¥14

Total derivatives	¥2,956,947	¥16,006	¥16,191

		Billions of yen
		September 30, 2021
		Derivative assets	Derivative liabilities
	Total Notional (1)	Fair value	Fair value (1)
Derivatives used for trading and non-trading purposes (2)(3) :
Equity contracts	¥36,347	¥1,154	¥1,540
Interest rate contracts	2,660,846	8,291	7,669
Credit contracts	40,917	426	479
Foreign exchange contracts	359,352	3,616	3,570
Commodity contracts	338	3	0

Total	¥3,097,800	¥13,490	¥13,258

Derivatives designated as hedging instruments:
Interest rate contracts	¥1,779	¥6	¥6
Foreign exchange contracts	136	2	—

Total	¥1,915	¥8	¥6

Total derivatives	¥3,099,715	¥13,498	¥13,264

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)
Each derivative classification includes derivatives referencing multiple risk components. For example, certain interest rate contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.

(3)
As of March 31, 2021 and September 30, 2021, the amounts reported include derivatives used for non-trading
purposes which are not designated as fair value or net investment hedges. These amounts have not been separately presented since such amounts were not significant.

Changes in fair value are recognized either through earnings or other comprehensive income depending on the purpose for which the derivatives are used.
Offsetting of derivatives
Counterparty credit risk associated with derivative financial instruments is controlled by Nomura through credit approvals, limits and monitoring procedures. To reduce the risk of loss, Nomura requires collateral, principally cash collateral and government securities, for certain derivative transactions. In certain cases, Nomura may agree for such collateral to be posted to a third-party custodian under a control agreement that enables Nomura to take control of such collateral in the event of counterparty default. From an economic standpoint, Nomura evaluates default risk exposure net of related collateral. Furthermore, OTC derivative transactions are typically documented under industry standard master netting agreements which mitigate Nomura’s credit exposure to counterparties. A master netting agreement is a single agreement with a counterparty that permits multiple transactions governed by that agreement to be terminated or accelerated and settled through a single payment in a single currency in the event of a default of the counterparty
(“close-out
and offsetting rights”).
For certain OTC centrally-cleared and exchange-traded derivatives, the clearing or membership agreements entered into by Nomura provide similar rights to Nomura in the event of default of the relevant central clearing party or exchange. Nomura generally seeks to obtain an external legal opinion in order to ascertain the enforceability of such close-out
and offsetting rights within these agreements.
For certain counterparties and /or in certain jurisdictions, Nomura may enter into derivative transactions which are not documented under a master netting agreement. Even when derivatives are documented under such agreements, Nomura may not have obtained, or may not be able to obtain evidence to determine with sufficient certainty that close-out
and offsetting rights within such agreements are legally enforceable. This may be the case where the relevant local laws explicitly prohibit the enforceability of such close-out
and offsetting rights, or where the local laws are complex, ambiguous or silent on the enforceability of such rights. This may include derivative transactions executed with certain foreign governments, agencies, municipalities, central clearing counterparties, exchanges and pension funds.
Nomura considers the enforceability of a master netting agreement in determining how credit risk arising from transactions with a specific counterparty is hedged, how counterparty credit exposures are calculated and applied to credit limits and the extent and nature of collateral requirements from the counterparty.
Derivative assets and liabilities with the same counterparty and the related cash collateral receivables and payables documented under an enforceable master netting agreement are presented on a net basis on the consolidated balance sheets where the specific criteria defined by ASC
210-20
“Balance Sheet—Offsetting”
(“ASC210-20”)
and ASC 815 are met.
The following table presents information about offsetting of derivatives and related collateral amounts on the consolidated balance sheets as of March 31, 2021 and September 30, 2021 by type of derivative contract, and additional amounts permitted to be offset legally by Nomura under enforceable master netting agreements, central clearing counterparties or exchange rules in the event of counterparty default but not offset on the consolidated balance sheets due to one or more of the criteria defined by ASC
210-20
and ASC 815 are not met. Derivative transactions which are not documented under a master netting agreement or are documented under a master netting agreement for which Nomura does not have sufficient evidence of enforceability of close-out
and offsetting rights are not offset in the following table.

	Billions of yen		Billions of yen
	March 31, 2021		September 30, 2021
	Derivative assets	Derivative liabilities (1)	Derivative assets	Derivative liabilities (1)
Equity contracts
OTC settled bilaterally	¥904	¥1,439	¥720	¥904
Exchange-traded	498	790	434	636
Interest rate contracts
OTC settled bilaterally	8,456	7,871	7,446	6,810
OTC centrally-cleared	1,147	1,146	826	844
Exchange-traded	29	20	25	21
Credit contracts
OTC settled bilaterally	169	251	157	224
OTC centrally-cleared	282	269	267	254
Exchange-traded	4	3	2	1
Foreign exchange contracts
OTC settled bilaterally	4,516	4,402	3,618	3,570
Commodity contracts
OTC settled bilaterally	0	0	0	0
Exchange-traded	1	0	3	0

Total gross derivative balances (2)	¥16,006	¥16,191	¥13,498	¥13,264
Less: Amounts offset in the consolidated balance sheets (3)	(14,786)	(14,697)	(12,333)	(11,994)

Total net amounts reported on the face of the consolidated balance sheets (4)	¥1,220	¥1,494	¥1,165	¥1,270
Less: Additional amounts not offset in the consolidated balance sheets (5)
Financial instruments and non-cash collateral	(240)	(310)	(334)	(232)

Net amount	¥980	¥1,184	¥831	¥1,038

(1)	Includes the amount of embedded derivatives bifurcated in accordance with ASC 815.
(2)
Includes all gross derivative asset and liability balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. As of March 31, 2021, the gross balance of derivative assets and derivative liabilities which are not documented under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability was ¥392 billion and ¥589 billion, respectively. As of September 30, 2021, the gross balance of such derivative assets and derivative liabilities was ¥364 billion and ¥565 billion, respectively.

(3)
Represents amounts offset through counterparty netting of derivative assets and liabilities as well as cash collateral netting against net derivatives under master netting and similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 815. As of March 31, 2021, Nomura offset a total of ¥1,594 billion of cash collateral receivables against net derivative liabilities and ¥1,683 billion of cash collateral payables against net derivative assets. As of September 30, 2021, Nomura offset a total of ¥1,158 billion of cash collateral receivables against net derivative liabilities and ¥1,497 billion of cash collateral payables against net derivative assets.

(4)
Net derivative assets and net derivative liabilities are generally reported within
Trading assets and private equity and debt investments—Trading assets
and
Trading liabilities
, respectively in the consolidated balance sheet. Bifurcated embedded derivatives are reported within
Short-term borrowings
or
Long-term borrowings
depending on the maturity of the underlying host contract.

(5)
Represents amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with
ASC 210-20
and ASC
815 but which provide Nomura with a legally enforceable right of offset in the event of counterparty default. Amounts relating to derivative and collateral agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded. As of March 31, 2021, a total of ¥283 billion of cash collateral receivables and ¥572 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives. As of September 30, 2021, a total of ¥241 billion of cash collateral receivables and ¥523 billion of cash collateral payables, including amounts reported in the table, have not been offset against net derivatives.

Derivatives used for trading purposes
Derivative financial instruments used for trading purposes, including bifurcated embedded derivatives, are carried at fair value with changes in fair value recognized through the consolidated statements of income within
Revenue—Net gain on trading
.
The following table presents amounts included in the consolidated statements of income for the six months ended September 30, 2020 and 2021 related to derivatives used for trading and non-trading
purposes by type of underlying derivative contract.

	Billions of yen
	Six months ended September 30
	2020	2021
Derivatives used for trading and non-trading purposes (1)(2) :
Equity contracts	¥90	¥(185)
Interest rate contracts	176	16
Credit contracts	(85)	2
Foreign exchange contracts	(52)	26
Commodity contracts	(10)	33

Total	¥119	¥(108)

	Billions of yen
	Three months ended September 30
	2020	2021
Derivatives used for trading and non-trading purposes (1)(2) :
Equity contracts	¥(47)	¥(117)
Interest rate contracts	40	7
Credit contracts	(78)	(8)
Foreign exchange contracts	7	(43)
Commodity contracts	(5)	10

Total	¥(83)	¥(151)

(1)
Each derivative classification includes derivatives referencing multiple risk components. For example, interest rates contracts include complex derivatives referencing interest rate risk as well as foreign exchange risk or other factors such as prepayment rates. Credit contracts include credit default swaps as well as derivatives referencing corporate and government securities.

(2)
Includes net gains (losses) on derivatives used for
non-trading
purposes which are not designated as fair value or net investment hedges. For the six and three months ended September 30, 2020 and 2021, these amounts have not been separately presented as net gains (losses) for these non-trading
derivatives were not significant.

Fair value hedges
Nomura issues Japanese Yen and foreign currency denominated debts with both fixed and floating interest rates. Nomura generally enters into swap agreements to convert fixed rate interest payments on its debt obligations to a floating rate and applies fair value hedge accounting to these instruments. In conjunction with LIBOR transition, Nomura has terminated certain hedging instruments that reference LIBOR and entered into new hedging transactions. The arrangements were accounted for as discontinuation of hedge accounting and re-designation of new hedging relationships.
The following table presents the carrying value of the hedged items that are currently designated in a hedging relationship and the related cumulative amount of fair value hedging adjustment included in the carrying amount of the hedged items as of March 31, 2021 and September 30, 2021.

	Billions of yen
Line items in the statement of financial position in which the hedged item is included:	Carrying amount of the hedged assets/liabilities		Cumulative gains/(losses) of fair value hedging adjustment included in the carrying amount of the hedged assets/liabilities
	March 31, 2021	September 30, 2021	March 31, 2021	September 30, 2021
Long-term borrowings	¥1,164	¥1,773	¥2	¥5

Total	¥1,164	¥1,773	¥2	¥5

Hedging derivatives designated as fair value hedges are carried at fair value attributable to the hedged risk, which is recognized in the consolidated statements of income within
Interest expense
and
Revenue-Other
, respectively together with the change in fair value of the hedged items.
The cumulative amount of fair value hedging adjustments remaining for the liabilities which hedge accounting has been discontinued is ¥87 million as of March 31, 2021 and ¥482 million as of September 30, 2021.
The following table presents amounts included in the consolidated statements of income for the six and three months ended September 30, 2020 and 2021 related to derivatives designated as fair value hedges by type of underlying derivative contract and the nature of the hedged item.

	Billions of yen
	Six months ended September 30
	2020	2021

Derivatives designated as hedging instruments:
Interest rate contracts	¥(1)	¥(3)

Total	¥(1)	¥(3)

Hedged items:
Long-term borrowings	¥1	¥3

Total	¥1	¥3

	Billions of yen
	Three months ended September 30
	2020	2021
Derivatives designated as hedging instruments:
Interest rate contracts	¥1	¥5

Total	¥1	¥5

Hedged items:
Long-term borrowings	¥(1)	¥(5)

Total	¥(1)	¥(5)

Net investment hedges
Nomura designates certain foreign currency derivative contracts, as hedges of net investments in certain foreign operations with significant foreign exchange risks and applies hedge accounting to these instruments. Accordingly, foreign exchange gains (losses) arising from the derivative contracts and non-derivative
financial products designated as hedges, except for the portion excluded from effectiveness assessment, are recognized through the consolidated statements of comprehensive income within
Other comprehensive income (loss)—Change in cumulative translation adjustments, net of tax
. This is offset by the foreign exchange adjustments arising from consolidation of the relevant foreign subsidiaries.
The following tables presents gains (losses) from derivatives designated as net investment hedges included in the consolidated statements of comprehensive income for the six and three months ended September 30, 2020 and 2021.

	Billions of yen
	Six months ended September 30
	2020	2021
Hedging instruments:
Foreign exchange contracts	¥(7)	¥2

Total	¥(7)	¥2

	Billions of yen
	Three months ended September 30
	2020	2021
Hedging instruments:
Foreign exchange contracts	¥(5)	¥4

Total	¥(5)	¥4

The portion of gains (losses) representing the amount excluded from the assessment of hedge effectiveness are recognized within
Revenue—Other
in the consolidated statements of income. The amount of gains (losses) was not significant during the six months ended September 30, 2020 and 2021. The amount of gains (losses) was not significant during the three months ended September 30, 2020 and 2021.
Derivatives containing credit risk related contingent features
Nomura enters into certain OTC derivatives and other agreements containing credit-risk-related contingent features. These features would require Nomura to post additional collateral or settle the instrument upon occurrence of a credit event, the most common of which would be a downgrade in the Company’s long-term credit rating.
The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position as of March 31, 2021 was ¥727 billion with related collateral pledged of ¥583 billion. In the event of a one-notch
downgrade to Nomura’s long-term credit rating in effect as of March 31, 2021 the aggregate fair value of assets that would have been required to be posted as additional collateral or that would have been needed to settle the instruments immediately was ¥2 billion.
The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a liability position as of September 30, 2021 was ¥430 billion with related collateral pledged of ¥298 billion. In the event of a one-notch
downgrade to Nomura’s long-term credit rating in effect as of September 30, 2021 the aggregate fair value of assets that would have been required to be posted as additional collateral or that would have been needed to settle the instruments immediately was ¥2 billion.
Credit derivatives
Credit derivatives are derivative instruments in which one or more of their underlyings are related to the credit risk of a specified entity (or group of entities) or an index based on the credit risk of a group of entities that expose the seller of credit protection to potential loss from credit events specified in the contract.
Written credit derivatives are instruments or embedded features where Nomura assumes third party credit risk, either as guarantor in a guarantee-type contract, or as the party that provides credit protection in an option-type contract, credit default swap, or any other credit derivative contract.
Nomura enters into credit derivatives as part of its normal trading activities as both purchaser and/ or seller of protection for credit risk mitigation, proprietary trading positions and for client transactions.
The most common type of credit derivatives used by Nomura are single-name credit default swaps where settlement of the derivative is based on the credit risk of a single third party. Nomura also writes credit derivatives linked to the performance of credit default indices and issues other credit risk related portfolio products.
Nomura would have to perform under a credit derivative contract if a credit event as defined in the respective contract occurs. Typical credit events include bankruptcy, failure to pay and restructuring of obligations of the reference asset.
Credit derivative contracts written by Nomura are either cash or physically settled. In cash-settled instruments, once payment is made upon an event of a default, the contract usually terminates with no further payments due. Nomura generally has no right to assume the reference assets of the counterparty in exchange for payment, nor does Nomura usually have any direct recourse to the actual issuers of the reference assets to recover the amount paid. In physically settled contracts, upon a default event, Nomura takes delivery of the reference asset in return for payment of the full notional amount of the contract.
Nomura actively monitors and manages its credit derivative exposures. Where protection is sold, risks may be mitigated by purchasing credit protection from other third parties either on identical underlying reference assets or on underlying reference assets with the same issuer which would be expected to behave in a correlated fashion. The most common form of recourse provision to enable Nomura to recover from third parties any amounts paid under a written credit derivative is therefore not through the derivative itself but rather through the purchase of separate credit derivative protection with identical or correlated underlyings.
Extent of these purchased credit protection contracts is quantified in the following tables under the column titled “Purchased Credit Protection.” These amounts represent purchased credit protection with identical underlyings to the written credit derivative contracts which act as a hedge against Nomura’s exposures. To the extent Nomura is required to pay out under the written credit derivative, a similar amount would generally become due to Nomura under the purchased credit protection.
Credit derivatives have a stated notional amount which represents the maximum payment Nomura may be required to make under the written credit derivative contract. However, this is generally not a true representation of the amount Nomura will actually pay under these contracts as there are other factors that affect the likelihood and amount of any payment obligations under the contracts, including:
Probability of default
: Nomura values credit derivatives taking into account of the probability that the underlying reference asset will default and that Nomura will be required to make payments under the contract. Based on historical experience and Nomura’s assessment of the market, Nomura believes that the probability that all reference assets on which Nomura provides protection will default in a single period is remote. The notional amounts are therefore, significantly higher than Nomura’s actual exposures to these contracts as a whole.
Recovery value on the underlying asset
: In the case of the occurrence of an event of default, Nomura’s liability on a written credit derivative contract is limited to the difference between the notional amount and the recovery value of the underlying reference asset under default. While the recovery value on a defaulted asset may be minimal in certain cases, this does reduce amounts paid on these contracts.
Nomura holds assets as collateral in relation to written credit derivatives. However, these amounts do not enable Nomura to recover any amounts paid under the credit derivative but rather mitigate the risk of economic loss arising from a counterparty defaulting against amounts due to Nomura under the contract. Collateral requirements are determined on a counterparty level rather than individual contract, and also generally cover all types of derivative contracts rather than just credit derivatives.
The following tables present information about Nomura’s written credit derivatives and purchased credit protection with identical underlyings as of March 31, 2021 and September 30, 2021.

	Billions of yen
	March 31, 2021
		Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
	Carrying value (Asset) / Liability (1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(80)	¥7,035	¥1,318	¥2,297	¥2,642	¥778	¥5,452
Credit default indices	(246)	10,235	1,271	4,065	3,989	910	7,737
Other credit risk related portfolio products	10	396	73	180	131	12	280
Credit-risk related options and swaptions	0	39	—	—	39	—	33

Total	¥(316)	¥17,705	¥2,662	¥6,542	¥6,801	¥1,700	¥13,502

	Billions of yen
	September 30, 2021
		Maximum potential payout/Notional					Notional
			Years to maturity				Purchased credit protection
	Carrying value (Asset) / Liability (1)	Total	Less than 1 year	1 to 3 years	3 to 5 years	More than 5 years
Single-name credit default swaps	¥(93)	¥7,037	¥1,147	¥2,645	¥2,393	¥852	¥5,400
Credit default indices	(231)	10,826	1,621	4,809	3,429	967	8,356
Other credit risk related portfolio products	5	473	51	162	244	16	358
Credit-risk related options and swaptions	0	7	—	—	7	—	7

Total	¥(319)	¥18,343	¥2,819	¥7,616	¥6,073	¥1,835	¥14,121

(1)
Carrying value amounts are shown on a gross basis prior to cash collateral or counterparty netting. Asset balances represent positive fair value amounts caused by tightening of credit spreads of underlyings since inception of the credit derivative contracts.

The following tables present information about Nomura’s written credit derivatives by external credit rating of the underlying asset. Ratings are based on S&P Global Ratings (“S&P”), or if not rated by S&P, based on Moody’s Investors Service. If ratings from either of these agencies are not available, the ratings are based on Fitch Ratings Ltd. or Japan Credit Rating Agency, Ltd. For credit default indices, the rating is determined by taking the weighted average of the external credit ratings given for each of the underlying reference entities comprising the portfolio or index.

	Billions of yen
	March 31, 2021
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other (1)	Total
Single-name credit default swaps	¥198	¥1,218	¥1,887	¥2,098	¥753	¥881	¥7,035
Credit default indices	114	128	1,880	6,294	1,415	404	10,235
Other credit risk related portfolio products	—	—	4	237	58	97	396
Credit-risk related options and swaptions	—	—	—	32	7	—	39

Total	¥312	¥1,346	¥3,771	¥8,661	¥2,233	¥1,382	¥17,705

	Billions of yen
	September 30, 2021
	Maximum potential payout/Notional
	AAA	AA	A	BBB	BB	Other (1)	Total
Single-name credit default swaps	¥200	¥1,226	¥1,920	¥2,153	¥738	¥800	¥7,037
Credit default indices	96	193	2,982	5,719	1,431	405	10,826
Other credit risk related portfolio products	—	—	3	309	58	103	473
Credit-risk related options and swaptions	—	—	—	—	7	—	7

Total	¥296	¥1,419	¥4,905	¥8,181	¥2,234	¥1,308	¥18,343

(1)	“Other” includes credit derivatives where the credit rating of the underlying reference asset is below investment grade or where a rating is unavailable.
Derivatives entered into in contemplation of sales of financial assets
Nomura enters into transactions which involve both the transfer of financial assets to a counterparty and contemporaneously enters into a separate agreement with the same counterparty through which Nomura retains substantially all of the exposure to the economic return on the transferred financial assets throughout the term of the transaction. These transactions primarily include sales of securities with bilateral OTC total return swaps or other derivative agreements which are in-substance
total return swaps.
These transactions are accounted for as sales of the securities with the derivative accounted for separately if the criteria for derecognition of the securities under ASC 860 are met. Where the derecognition criteria are not met, the transfer and separate derivative are accounted for as a single collateralized financing transaction which is reported within
Long-term borrowings
in the consolidated balance sheets.
For the year ended March 31, 2021, certain transactions which involve sales of securities and total return swaps were accounted for as sales. As of the date of transfer, the carrying amount of the securities and the amount of gross cash proceeds from the sales were ¥69,405 million and ¥69,535 million, respectively. As of March 31, 2021, the fair value of the securities derecognized by Nomura and the gross liability balances of the derivatives arising from the transactions were ¥67,773 million and ¥1,539 million respectively.
For the six months ended September 30, 2021, certain transactions which involve primarily sales of securities and total return swaps were accounted for as sales. As of the date of transfer, the carrying amount of the securities and the amount of gross cash proceeds from the sales were ¥69,737 million and ¥69,868 million, respectively. As of September 30, 2021, the fair value of the securities derecognized by Nomura and the gross liability balances of the derivatives arising from the transactions were ¥68,423 million and ¥1,214 million, respectively.